Amended Senior Secured Convertible Note - Schedule of convertible note payable, fair value inputs (Details) - Amended Senior Secured Convertible Note
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
12 Months Ended
	Jul. 12, 2022 CAD ($) $ / shares	Jul. 31, 2022 USD ($) $ / shares	Jul. 31, 2022 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Share price	$ 0.2		$ 0.19
Dividend	$ 0	$ 0	$ 0
Volatility	80.70%	87.80%	87.80%
Credit spread	38.60%	34.20%	34.20%
Conversion price | (per share)		$ 0.4	$ 0.31
Minimum
Disclosure of detailed information about borrowings [line items]
Conversion price	$ 0.3
Maximum
Disclosure of detailed information about borrowings [line items]
Conversion price	$ 0.31